Income Tax Expense - Schedule of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax Expenses [Abstract]
Current income tax expense
Deferred tax expense (credit)	186	241	141
Income tax expenses, Total	$ 186	$ 241	$ 141